Consolidated statement of operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Operating	$ 14,405,141	$ 1,047,212	$ 19,288,218	$ 1,558,562
Expenses
Operating	2,364,959	379,142	3,655,140	749,734
General and administration (i)	1,280,949	1,163,581	2,466,594	2,118,449
Project development (i)	531,315	467,603	1,048,397	954,174
Depreciation and amortization	3,046,846	237,245	4,339,142	472,647
Interest expense	6,082,235	136,433	7,880,616	242,521
Foreign exchange (gain) loss	(6,068)	172,579	(5,778)	172,222
Operating Expenses	13,300,236	2,556,583	19,384,111	4,709,747
Operating Income (Loss)	1,104,905	(1,509,371)	(95,893)	(3,151,185)
Other Income (Expenses)
Other income	116,555		348,295
Interest income	1,189	8,563	5,603	13,274
Mark-to-market gain on Canadian dollar denominated warrants	1,385,285	168,797	1,555,608	1,003,269
Other Nonoperating Income (Expense)	1,503,029	177,360	1,909,506	1,016,543
Earnings (loss) before income taxes	2,607,934	(1,332,011)	1,813,613	(2,134,642)
Current income tax (expense)	(2,724)		(2,761)
Deferred income tax (expense) recovery	(227,467)	97,046	(80,239)	501,579
Net earnings (loss)	2,377,743	(1,234,965)	1,730,613	(1,633,063)
Other items of comprehensive income (loss):
Currency translation adjustment of foreign operations	111,481	101,496	22,855	(107,043)
Change in fair value of interest rate swap	(712,438)	(488,451)	(295,446)	(431,055)
Comprehensive income (loss)	$ 1,776,786	$ (1,621,920)	$ 1,458,022	$ (2,171,161)
Earnings (loss) per share (Note 15(e)
Basic (in dollars per share)	$ 0.04	$ (0.02)	$ 0.03	$ (0.03)
Diluted (in dollars per share)	$ 0.04	$ (0.02)	$ 0.03	$ (0.03)
Weighted average number of common shares outstanding
Basic (in shares)	62,722,050	58,653,204	62,394,647	57,213,030
Diluted (in shares)	64,996,071	58,653,204	65,540,083	57,213,030